Joint ventures and associate investments - Group's commitments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Joint ventures and associate investments
Commitments for joint ventures	$ 146,275	$ 84,590	$ 116,029
Commitments for associate investments	$ 14,651	$ 16,402	$ 16,242